Label	Element	Value
Advisor A & C Prospectus | Kinetics Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Alternative Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Alternative Income Fund is to provide current income and gains.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective. The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 105 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 58 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance. During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio. The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Alternative Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Alternative Income Fund is a diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of primarily fixed income securities and, conditions permitting, implement an equity put writing option strategy intended to generate returns from the receipt of option premiums. The Alternative Income Portfolio will thereby only be able to seek to fulfill its primary investment objective of generating current income and gains by collecting premiums on written put options while maintaining a portfolio of primarily fixed income securities that serve as collateral to cover obligations pursuant to the written options. In addition to writing options when appropriate, the Alternative Income Portfolio may also purchase options in certain circumstances. The Alternative Income Portfolio’s secondary objective is to achieve long-term growth of capital.

The Alternative Income Portfolio implements option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised. In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets. In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser selects option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates. The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, real estate investment trusts (“REITs”), convertible securities and U.S. listed stocks of individual companies. The Alternative Income Portfolio may also invest in foreign securities, including up to 100% in emerging markets, directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”). To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to the use of derivatives and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser focuses on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital. The Investment Adviser selects fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio segregates liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements. Additionally, the Alternative Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

●	Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective. The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

●	Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities, including CEFs or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.
●	Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.
●	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.
●	Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.
●	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.
●	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.
●	Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

●	Derivatives Risks: The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.
●	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Alternative Income Portfolio. These leveraged instruments may result in losses to the Alternative Income Portfolio or may adversely affect the Alternative Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Alternative Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
●	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
●	REITs Risks: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.
●	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

Who may want to invest?

The Alternative Income Fund may be appropriate for investors who:

●	wish to diversify their portfolios;
●	wish to generate income and capital; and
●	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compared with those of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which represent broad measures of market performance. The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy. The performance shown for periods prior to January 1, 2013 reflects a previous investment objective and strategy. The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities. Effective January 1, 2013, the Fund’s performance reflects the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Alternative Income Fund – Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	17.81%
Worst Quarter:	2011	Q3	-14.15%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Alternative Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns for the Alternative Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2017
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[3]
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,108
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,757
Annual Return 2008	rr_AnnualReturn2008	(25.37%)
Annual Return 2009	rr_AnnualReturn2009	16.21%
Annual Return 2010	rr_AnnualReturn2010	(4.80%)
Annual Return 2011	rr_AnnualReturn2011	(5.08%)
Annual Return 2012	rr_AnnualReturn2012	9.61%
Annual Return 2013	rr_AnnualReturn2013	4.91%
Annual Return 2014	rr_AnnualReturn2014	1.24%
Annual Return 2015	rr_AnnualReturn2015	2.63%
Annual Return 2016	rr_AnnualReturn2016	3.76%
Annual Return 2017	rr_AnnualReturn2017	2.05%
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.16%)	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.56%)	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)	[5]
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[3]
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	717
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,825
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	717
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,284
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,825
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWICX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.34%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007

[1]	This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio. The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.
[2]	The Board of Directors (the "Board") of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value ("NAV") of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus, which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser"), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.20% and 1.70%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2019, and may not be terminated without the approval of the Board.
[5]	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.